Submission	Jul. 11, 2025
Submission [Line Items]
Central Index Key	0001736035
Registrant Name	Blackstone Secured Lending Fund
Form Type	N-2
Submission Type	N-2ASR
Fee Exhibit Type	EX-FILING FEES